SUMMARY OF CARRYING VALUE OF CONVERTIBLE DEBT (Details) (Parenthetical)		1 Months Ended		3 Months Ended	4 Months Ended	12 Months Ended
	Mar. 05, 2021 USD ($) shares	Jan. 31, 2018	Jul. 31, 2017 USD ($)	Mar. 31, 2021 shares	Nov. 30, 2017 USD ($)	Dec. 31, 2020 Integer	Dec. 31, 2018 USD ($)	Dec. 31, 2019 USD ($)
Defined Benefit Plan Disclosure [Line Items]
Accrued Interest								$ 12,392
Conversion of common stock | shares	43,990			181,250
Two Stockholders [Member] | Convertible Promissory Notes [Member]
Defined Benefit Plan Disclosure [Line Items]
Debt instrument, interest rate, stated percentage			6.00%			6.00%
Debt due date			Jan. 15, 2018			Dec. 31, 2019
Debt instrument, face value			$ 68,077
Debt maturity description		the holders of the Notes agreed to extend the maturity to April 30, 2018, and in April 2018, agreed to further extend the maturity of certain notes to June or July 2018. During the year ended December 31, 2018, the maturity of the notes were further extended to March 31, 2019 and then again to periods ranging from June 30, 2019 to December 31, 2019.
Debt interest rate increases during the period						10.00%
Debt into shares of common stock at conversion rate						80.00%
Debt trading days | Integer						5
Two Stockholders [Member] | 10% Convertible Promissory Note [Member]
Defined Benefit Plan Disclosure [Line Items]
Debt maturity description		the holders of the Notes agreed to extend the maturity to April 30, 2018, and in April 2018, agreed to further extend the maturity of certain notes to June or July 2018. During the year ended December 31, 2018, the maturity of the notes were further extended to March 31, 2019 and then again to periods ranging from June 30, 2019 to December 31, 2019.
Four Related Parties [Member] | Convertible Promissory Notes [Member]
Defined Benefit Plan Disclosure [Line Items]
Proceeds from convertible debt - related parties					$ 100,000
Related Parties [Member] | Convertible Promissory Notes [Member]
Defined Benefit Plan Disclosure [Line Items]
Proceeds from convertible debt - related parties					$ 70,000
Related Parties [Member] | Convertible Notes [Member]
Defined Benefit Plan Disclosure [Line Items]
Issuance of conversion in excess of fair value	$ 156,250
Accrued Interest	$ 31,046
Conversion of common stock | shares	187,296
Satinder Thiara And Dharam V Sikka [Member]
Defined Benefit Plan Disclosure [Line Items]
Proceeds from convertible debt - related parties							$ 25,000
Debt maturity description							initially maturing on December 31, 2018, which has been extended to March 31, 2019 and then again to December 31, 2019.
Satinder Thiara And Dharam Sikka [Member]
Defined Benefit Plan Disclosure [Line Items]
Debt maturity description							initially maturing on December 31, 2018, which has been extended to March 31, 2019 and then again to December 31, 2019.